UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 00487

Security Large Cap Value Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Large Cap Value Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

FUNDAMENTAL ALPHA

LARGE CAP VALUE FUND

LARGE CAP VALUE INSTITUTIONAL FUND

SBLCV-SEMI-0313x0913

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 28, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for two of our equity Funds.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC, is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners and Security Investors, LLC.

This report covers performance of the following Funds for the six-month period ended March 28, 2013, with the name of each Fund followed by its ticker symbol:

– Large Cap Value Fund (SECIX)*

– Large Cap Value Institutional Fund (SLCIX)

An Economic and Market Overview follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2013

*Ticker symbol is for A-Class shares.

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risk. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	March 28, 2013

Recent economic results have been solid, powered by the monetary accommodation from central banks around the world. The U.S. Federal Reserve has signaled that it is likely to continue with its asset purchase program throughout 2013 in an effort to combat long-term structural unemployment. This, coupled with rebound in the housing market, has provided a tailwind for the economy. The run-up in U.S. equity prices, with some major indices testing or exceeding their all-time highs, has also contributed to heightened expectations about the economy and markets. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

Following Congress’ New Year’s reprieve on the Fiscal Cliff, markets turned their attention to the impact of sequestration, as well as ongoing tax and spending debates. Despite some uncertainty created by recent political partisanship in Washington, the U.S. economy seems to be on firm footing. Construction spending has been rising, state and local employment has been contributing to GDP and employment growth has been fairly strong. Investors have benefited from the themes that have dominated the environment since the recovery began: tighter credit spreads, low interest rates, improving employment, modest inflation and sustained economic growth. Moreover, the U.S. economic expansion has withstood recent less-than-favorable Chinese economic data and Europe’s continued growth problems and banking crises in certain periphery countries.

For the six-month period ended March 28, 2013, the Standard & Poor’s 500 (“S&P 500”) Index,* which is generally regarded as an indicator of the broad U.S. stock market, returned 10.19%. Foreign developed markets performed in a comparable manner: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index,* which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 12.04%. The return of the MSCI Emerging Markets Index was 3.87%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The return of the Barclays U.S. Aggregate Bond Index,* which is a proxy for the U.S. investment grade bond market, posted a 0.09% return for the period, while the Barclays U.S. High Yield Index* returned 6.28%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500®Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2012 and ending March 28, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 28, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Large Cap Value Fund
A-Class	1.15%	13.93%	$1,000.00	$1,139.30	$6.03
B-Class[4]	0.90%	14.08%	1,000.00	1,140.80	4.72
C-Class	1.90%	13.52%	1,000.00	1,135.20	9.95
Large Cap Value Institutional Fund	0.99%	13.89%	1,000.00	1,138.90	5.19

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 31, 2013	Period[5]
Table 2. Based on hypothetical 5% return (before expenses)[6]
Large Cap Value Fund
A-Class	1.15%	5.00%	$1,000.00	$1,019.20	$5.79
B-Class[4]	0.90%	5.00%	1,000.00	1,020.44	4.53
C-Class	1.90%	5.00%	1,000.00	1,015.46	9.55
Large Cap Value Institutional Fund	0.99%	5.00%	1,000.00	1,020.00	4.99

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2012 to March 28, 2013.
[4]	B-Class shares did not charge 12b-1 fees during the period.
[5]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by 182/365 (to reflect the one-half year period).
[6]	Hypothetical return for the period September 30, 2012 to March 31, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	March 28, 2013

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	August 7, 1944
B-Class	October 19, 1993
C-Class	January 29, 1999

Ten Largest Holdings (% of Total Net Assets)
Aetna, Inc.	3.9%
Wells Fargo & Co.	3.8%
Chevron Corp.	3.7%
Edison International	3.1%
Computer Sciences Corp.	3.0%
CVS Caremark Corp.	3.0%
Aon plc	2.9%
URS Corp.	2.8%
iShares Russell 1000 Value Index Fund	2.8%
Time Warner, Inc.	2.7%
Top Ten Total	31.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 95.9%

FINANCIALS - 23.7%
Wells Fargo & Co.	53,352	$1,973,490
Aon plc	24,000	1,476,000
American International Group, Inc.*	34,151	1,325,742
JPMorgan Chase & Co.	26,513	1,258,307
Allstate Corp.	23,740	1,164,922
Berkshire Hathaway, Inc. — Class A*	7	1,093,960
U.S. Bancorp	28,512	967,412
State Street Corp.	13,250	782,943
BB&T Corp.	23,612	741,181
Reinsurance Group of America, Inc. — Class A	10,880	649,210
CME Group, Inc. — Class A	6,320	387,985
Citigroup, Inc.	6,360	281,366
Total Financials		12,102,518
ENERGY - 17.6%
Chevron Corp.	15,960	1,896,368
McDermott International, Inc.*	109,322	1,201,448
Apache Corp.	13,529	1,043,897
Halliburton Co.	22,650	915,287
Exxon Mobil Corp.	7,930	714,572
Whiting Petroleum Corp.*	13,303	676,325
ConocoPhillips	10,290	618,429
Phillips 66	7,750	542,268
Williams Companies, Inc.	13,550	507,583
Marathon Oil Corp.	15,020	506,474
Chesapeake Energy Corp.	18,910	385,953
Total Energy		9,008,604
INDUSTRIALS - 13.2%
URS Corp.	30,560	1,448,849
Republic Services, Inc. — Class A	36,160	1,193,280
United Technologies Corp.	12,070	1,127,700
Parker Hannifin Corp.	11,070	1,013,791
Quanta Services, Inc.*	35,180	1,005,444
Equifax, Inc.	17,450	1,004,946
Total Industrials		6,794,010
INFORMATION TECHNOLOGY - 10.9%
Computer Sciences Corp.	31,640	1,557,637
TE Connectivity Ltd.	30,510	1,279,284
Cisco Systems, Inc.	50,580	1,057,628
Hewlett-Packard Co.	35,961	857,310
Euronet Worldwide, Inc.*	14,214	374,397
NetApp, Inc.*	10,610	362,438
Mercury Systems, Inc.*	11,300	83,281
Total Information Technology		5,571,975
HEALTH CARE - 9.7%
Aetna, Inc.	39,430	2,015,661
Covidien plc	15,990	1,084,762
Forest Laboratories, Inc.*	20,040	762,321
UnitedHealth Group, Inc.	11,600	663,636
Teva Pharmaceutical Industries Ltd. ADR	11,920	472,986
Total Health Care		4,999,366
CONSUMER STAPLES - 7.3%
CVS Caremark Corp.	27,520	1,513,324
Wal-Mart Stores, Inc.	15,020	1,123,947
Mondelez International, Inc. — Class A	23,590	722,090
Kraft Foods Group, Inc.	7,860	405,026
Total Consumer Staples		3,764,387
CONSUMER DISCRETIONARY - 6.1%
Time Warner, Inc.	24,460	1,409,384
Lowe’s Companies, Inc.	25,800	978,336
DeVry, Inc.	13,470	427,673
Harman International Industries, Inc.	7,374	329,102
Total Consumer Discretionary		3,144,495
MATERIALS - 3.6%
Dow Chemical Co.	39,420	1,255,133
Coeur d’Alene Mines Corp.*	30,990	584,471
Total Materials		1,839,604
UTILITIES - 3.1%
Edison International	31,980	1,609,234
TELECOMMUNICATION SERVICES - 0.7%
Windstream Corp.	43,856	348,655
Total Common Stocks
(Cost $38,244,395)		49,182,848
EXCHANGE TRADED FUNDS† - 2.8%
iShares Russell 1000 Value Index Fund	17,670	1,434,274
Total Exchange Traded Funds
(Cost $1,265,332)		1,434,274
Total Investments - 98.7%
(Cost $39,509,727)		$50,617,122
Other Assets & Liabilities, net - 1.3%		692,078
Total Net Assets - 100.0%		$51,309,200

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

LARGE CAP VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $39,509,727)	$50,617,122
Cash	1,267,858
Prepaid expenses	23,826
Receivables:
Securities sold	223,894
Dividends	98,403
Investment advisor	15,691
Fund shares sold	7,828
Total assets	52,254,622
Liabilities:
Payable for:
Securities purchased	815,946
Fund shares redeemed	51,035
Management fees	29,565
Distribution and service fees	12,530
Transfer agent/maintenance fees	10,497
Fund accounting/administration fees	4,321
Directors’ fees*	396
Miscellaneous	21,132
Total liabilities	945,422
Net assets	$51,309,200
Net assets consist of:
Paid in capital	$51,847,162
Undistributed net investment income	220,295
Accumulated net realized loss on investments	(11,865,652)
Net unrealized appreciation on investments	11,107,395
Net assets	$51,309,200
A-Class:
Net assets	$46,514,019
Capital shares outstanding	1,318,241
Net asset value per share	$35.28
Maximum offering price per share
(Net asset value divided by 95.25%)	$37.04
B-Class:
Net assets	$2,148,431
Capital shares outstanding	66,050
Net asset value per share	$32.53
C-Class:
Net assets	$2,646,750
Capital shares outstanding	79,789
Net asset value per share	$33.17

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$504,527
Interest	85
Total investment income	504,612

Expenses:
Management fees	157,019
Transfer agent/maintenance fees:
A-Class	41,595
B-Class	6,955
C-Class	4,142
Distribution and service fees:
A-Class	54,867
C-Class	11,802
Fund accounting/administration fees	22,949
Registration fees	22,888
Custodian fees	5,902
Directors’ fees*	2,091
Miscellaneous	25,381
Total expenses	355,591
Less:
Expenses waived by Advisor	(71,284)
Net expenses	284,307
Net investment income	220,305

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,450,121
Net realized gain	2,450,121
Net change in unrealized appreciation (depreciation) on:
Investments	3,859,680
Net change in unrealized appreciation (depreciation)	3,859,680
Net realized and unrealized gain	6,309,801
Net increase in net assets resulting from operations	$6,530,106

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$220,305	$410,967
Net realized gain on investments	2,450,121	743,180
Net change in unrealized appreciation (depreciation) on investments	3,859,680	10,770,887
Net increase in net assets resulting from operations	6,530,106	11,925,034

Distributions to shareholders from:
Net investment income
A-Class	(378,277)	(251,554)
B-Class	(26,337)	(26,960)
C-Class	(6,353)	—
Total distributions to shareholders	(410,967)	(278,514)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,402,275	7,559,026
B-Class	154,337	68,184
C-Class	730,214	323,597
Distributions reinvested
A-Class	364,307	240,550
B-Class	26,251	26,940
C-Class	6,329	—
Cost of shares redeemed
A-Class	(9,001,306)	(18,134,618)
B-Class	(500,887)	(1,198,006)
C-Class	(646,680)	(607,875)
Net decrease from capital share transactions	(465,160)	(11,722,202)
Net increase (decrease) in net assets	5,653,979	(75,682)

Net assets:
Beginning of period	45,655,221	45,730,903
End of period	$51,309,200	$45,655,221
Undistributed net investment income at end of period	$220,295	$410,957

Capital share activity:
Shares sold
A-Class	257,618	263,961
B-Class	5,048	2,685
C-Class	23,308	11,968
Shares issued from reinvestment of distributions
A-Class	11,707	8,936
B-Class	916	1,085
C-Class	216	—
Shares redeemed
A-Class	(268,619)	(624,917)
B-Class	(16,966)	(44,597)
C-Class	(20,762)	(22,167)
Net decrease in shares	(7,534)	(403,046)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011[h]	2010[h]	2009[h]	2008[h]
Per Share Data
Net asset value, beginning of period	$31.25	$24.58	$26.08	$24.92	$26.88	$36.72
Income (loss) from investment operations:
Net investment income[b]	.15	.25	.16	.12	.20	.20
Net gain (loss) on investments (realized and unrealized)	4.17	6.58	(1.54)	1.24	(1.80)	(8.56)
Total from investment operations	4.32	6.83	(1.38)	1.36	(1.60)	(8.36)
Less distributions from:
Net investment income	(.29)	(.16)	(.12)	(.20)	(.20)	(.16)
Net realized gains	—	—	—	—	(.16)	(1.32)
Total distributions	(.29)	(.16)	(.12)	(.20)	(.36)	(1.48)
Net asset value, end of period	$35.28	$31.25	$24.58	$26.08	$24.92	$26.88

Total Return[c]	13.93%	27.90%	(5.38%)	5.46%	(5.59%)	(23.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,514	$41,173	$41,036	$47,718	$38,008	$66,902
Ratios to average net assets:
Net investment income	0.94%	0.86%	0.56%	0.46%	0.88%	0.68%
Total expenses[d]	1.42%	1.65%	1.52%	1.59%	1.70%	1.36%
Net expenses[e]	1.15%	1.18%	1.15%	1.18%	1.25%	1.25%
Portfolio turnover rate	21%	16%	26%	29%	25%	48%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a,g]	2012[g]	2011[g,h]	2010[g,h]	2009[g,h]	2008[g,h]
Per Share Data
Net asset value, beginning of period	$28.89	$22.75	$24.16	$23.12	$25.16	$34.32
Income (loss) from investment operations:
Net investment income[b]	.18	.29	.21	.16	.24	.28
Net gain (loss) on investments (realized and unrealized)	3.84	6.09	(1.46)	1.16	(1.84)	(8.08)
Total from investment operations	4.02	6.38	(1.25)	1.32	(1.60)	(7.80)
Less distributions from:
Net investment income	(.38)	(.24)	(.16)	(.28)	(.28)	(.04)
Net realized gains	—	—	—	—	(.16)	(1.32)
Total distributions	(.38)	(.24)	(.16)	(.28)	(.44)	(1.36)
Net asset value, end of period	$32.53	$28.89	$22.75	$24.16	$23.12	$25.16

Total Return[c]	14.08%	28.23%	(5.22%)	5.78%	(5.91%)	(23.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,148	$2,226	$2,682	$4,132	$4,802	$8,097
Ratios to average net assets:
Net investment income	1.18%	1.10%	0.78%	0.68%	1.16%	0.93%
Total expenses[d]	1.65%	1.93%	1.29%	1.33%	1.47%	1.11%
Net expenses[e]	0.90%	0.93%	0.90%	0.94%	1.00%	1.00%
Portfolio turnover rate	21%	16%	26%	29%	25%	48%

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011[h]	2010[h]	2009[h]	2008[h]
Per Share Data
Net asset value, beginning of period	$29.30	$23.08	$24.60	$23.48	$25.40	$34.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.03	(.05)	(.08)	.04	(—)[f]
Net gain (loss) on investments (realized and unrealized)	3.92	6.19	(1.47)	1.20	(1.80)	(8.16)
Total from investment operations	3.95	6.22	(1.52)	1.12	(1.76)	(8.16)
Less distributions from:
Net investment income	(.08)	—	—	—	—	—
Net realized gains	—	—	—	—	(.16)	(1.32)
Total distributions	(.08)	—	—	—	(.16)	(1.32)
Net asset value, end of period	$33.17	$29.30	$23.08	$24.60	$23.48	$25.40

Total Return[c]	13.52%	26.95%	(6.18%)	4.77%	(6.80%)	(24.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,647	$2,257	$2,013	$2,493	$3,128	$4,410
Ratios to average net assets:
Net investment income (loss)	0.18%	0.12%	(0.20%)	(0.31%)	0.14%	(0.07%)
Total expenses[d]	2.33%	2.45%	2.27%	2.33%	2.46%	2.11%
Net expenses[e]	1.90%	1.93%	1.90%	1.94%	2.00%	2.00%
Portfolio turnover rate	21%	16%	26%	29%	25%	48%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net investment loss is less than $0.01 per share.
[g]	Effective August 1, 2007, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.
[h]	Per share amounts for years ended September 30, 2008–September 30, 2010 and the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	March 28, 2013

LARGE CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:
July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Aetna, Inc.	3.8%
Chevron Corp.	3.6%
Wells Fargo & Co.	3.5%
Edison International	3.0%
iShares Russell 1000 Value Index Fund	3.0%
Computer Sciences Corp.	3.0%
CVS Caremark Corp.	2.9%
Aon plc	2.8%
URS Corp.	2.8%
Time Warner, Inc.	2.7%
Top Ten Total	31.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
LARGE CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 94.0%

FINANCIALS - 22.5%
Wells Fargo & Co.	3,528	$130,500
Aon plc	1,715	105,473
American International Group, Inc.*	2,461	95,536
Allstate Corp.	1,725	84,646
Berkshire Hathaway, Inc. — Class B*	805	83,881
JPMorgan Chase & Co.	1,591	75,508
U.S. Bancorp	2,031	68,912
State Street Corp.	960	56,726
BB&T Corp.	1,796	56,376
Reinsurance Group of America, Inc. — Class A	795	47,438
CME Group, Inc. — Class A	450	27,626
Citigroup, Inc.	440	19,466
Total Financials		852,088
ENERGY - 17.4%
Chevron Corp.	1,155	137,237
McDermott International, Inc.*	8,553	93,997
Apache Corp.	988	76,233
Halliburton Co.	1,575	63,646
Exxon Mobil Corp.	550	49,561
Whiting Petroleum Corp.*	959	48,756
ConocoPhillips	755	45,376
Phillips 66	575	40,233
Williams Companies, Inc.	1,000	37,460
Marathon Oil Corp.	1,100	37,092
Chesapeake Energy Corp.	1,285	26,227
Total Energy		655,818
INDUSTRIALS - 12.8%
URS Corp.	2,210	104,776
United Technologies Corp.	880	82,218
Republic Services, Inc. — Class A	2,480	81,840
Parker Hannifin Corp.	800	73,264
Equifax, Inc.	1,235	71,124
Quanta Services, Inc.*	2,470	70,593
Total Industrials		483,815
INFORMATION TECHNOLOGY - 10.7%
Computer Sciences Corp.	2,265	111,507
TE Connectivity Ltd.	2,370	99,374
Cisco Systems, Inc.	3,470	72,558
Hewlett-Packard Co.	2,710	64,606
NetApp, Inc.*	745	25,449
Euronet Worldwide, Inc.*	924	24,338
Mercury Systems, Inc.*	790	5,822
Total Information Technology		403,654
HEALTH CARE - 9.3%
Aetna, Inc.	2,840	145,181
Covidien plc	1,145	77,677
Forest Laboratories, Inc.*	1,285	48,881
UnitedHealth Group, Inc.	795	45,482
Teva Pharmaceutical Industries Ltd. ADR	825	32,736
Total Health Care		349,957
CONSUMER STAPLES - 8.2%
CVS Caremark Corp.	1,970	108,330
Wal-Mart Stores, Inc.	1,125	84,184
Mondelez International, Inc. — Class A	2,470	75,607
Kraft Foods Group, Inc.	821	42,306
Total Consumer Staples		310,427
CONSUMER DISCRETIONARY - 6.0%
Time Warner, Inc.	1,785	102,851
Lowe’s Companies, Inc.	1,850	70,152
DeVry, Inc.	990	31,433
Harman International Industries, Inc.	536	23,922
Total Consumer Discretionary		228,358
MATERIALS - 3.5%
Dow Chemical Co.	2,820	89,788
Coeur d’Alene Mines Corp.*	2,225	41,964
Total Materials		131,752
UTILITIES - 3.0%
Edison International	2,245	112,968
TELECOMMUNICATION SERVICES - 0.6%
Windstream Corp.	2,915	23,174
Total Common Stocks
(Cost $2,774,731)		3,552,011
EXCHANGE TRADED FUNDS† - 3.0%
iShares Russell 1000 Value Index Fund	1,390	112,826
Total Exchange Traded Funds
(Cost $100,058)		112,826
Total Investments - 97.0%
(Cost $2,874,789)		$3,664,837
Other Assets & Liabilities, net - 3.0%		112,154
Total Net Assets - 100.0%		$3,776,991

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

LARGE CAP VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $2,874,789)	$3,664,837
Cash	157,448
Prepaid expenses	9,741
Receivables:
Securities sold	14,078
Dividends	6,964
Investment advisor	6,185
Fund shares sold	1,505
Total assets	3,860,758
Liabilities:
Payable for:
Securities purchased	66,587
Transfer agent/maintenance fees	2,315
Fund accounting/administration fees	2,123
Management fees	1,966
Directors’ fees*	264
Miscellaneous	10,512
Total liabilities	83,767
Net assets	$3,776,991
Net assets consist of:
Paid in capital	$3,041,428
Undistributed net investment income	15,556
Accumulated net realized loss on investments	(70,041)
Net unrealized appreciation on investments	790,048
Net assets	$3,776,991
Capital shares outstanding	295,996
Net asset value per share	$12.76

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$32,620
Interest	5
Total investment income	32,625

Expenses:
Management fees	10,075
Transfer agent/maintenance fees	12,499
Fund accounting/administration fees	12,586
Registration fees	12,221
Professional fees	3,090
Custodian fees	1,177
Directors’ fees*	9
Miscellaneous	2,541
Total expenses	54,198
Less:
Expenses waived by Advisor	(38,866)
Net expenses	15,332
Net investment income	17,293

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	79,121
Net realized gain	79,121
Net change in unrealized appreciation (depreciation) on:
Investments	317,330
Net change in unrealized appreciation (depreciation)	317,330
Net realized and unrealized gain	396,451
Net increase in net assets resulting from operations	$413,744

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$17,293	$29,693
Net realized gain on investments	79,121	79,717
Net change in unrealized appreciation (depreciation) on investments	317,330	576,706
Net increase in net assets resulting from operations	413,744	686,116

Distributions to shareholders from:
Net investment income	(27,742)	(22,000)
Total distributions to shareholders	(27,742)	(22,000)

Capital share transactions:
Proceeds from sale of shares	746,642	604,529
Distributions reinvested	27,362	22,000
Cost of shares redeemed	(366,797)	(871,351)
Net increase (decrease) from capital share transactions	407,207	(244,822)
Net increase in net assets	793,209	419,294

Net assets:
Beginning of period	2,983,782	2,564,488
End of period	$3,776,991	$2,983,782
Undistributed net investment income at end of period	$15,556	$26,005

Capital share activity:
Shares sold	60,055	55,562
Shares issued from reinvestment of distributions	2,432	2,249
Shares redeemed	(30,317)	(80,397)
Net increase (decrease) in shares	32,170	(22,586)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

LARGE CAP VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
Institutional Class	2013[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$11.31	$8.95	$9.43	$8.89	$9.61	$10.00
Income (loss) from investment operations:
Net investment income[c]	.07	.11	.08	.06	.09	.03
Net gain (loss) on investments (realized and unrealized)	1.49	2.33	(.49)	.56	(.76)	(.42)
Total from investment operations	1.56	2.44	(.41)	.62	(.67)	(.39)
Less distributions from:
Net investment income	(.11)	(.08)	(.07)	(.08)	(.05)	—
Total distributions	(.11)	(.08)	(.07)	(.08)	(.05)	—
Net asset value, end of period	$12.76	$11.31	$8.95	$9.43	$8.89	$9.61

Total Return[d]	13.89%	27.38%	(4.40%)	7.00%	(6.89%)	(3.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,777	$2,984	$2,564	$2,831	$2,718	$2,878
Ratios to average net assets:
Net investment income	1.11%	1.03%	0.80%	0.63%	1.22%	1.17%
Total expenses[e]	3.49%	4.09%	3.44%	3.18%	2.37%	2.33%
Net expenses[f]	0.99%	1.03%	0.96%	0.97%	0.98%	0.98%
Portfolio turnover rate	14%	19%	24%	26%	45%	35%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Security Large Cap Value Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-ended management investment company of the series type. The Trust is authorized to issue an unlimited number of shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate Fund. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% (CDSC) if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 28, 2013, the Trust consisted of the Large Cap Value Fund and Large Cap Value Institutional Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter to the Funds. GI, RFS and GDL are affiliated entities.

Significant Accounting Policies

Since March 28, 2013 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange was open for trading, the Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Exchange Traded Funds (“ETFs”) are valued at the last quoted sales price.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class, B-Class and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 28, 2013, there were no earnings credits received.

F. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/ or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following rates:

Management Fees
(as a % of net assets)
Large Cap Value Fund	0.65%
Large Cap Value Institutional Fund	0.65%

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Fund Accounting/
Administrative Fees
(as a % of net assets)
Large Cap Value Fund	0.095%
Large Cap Value Institutional Fund	0.095%

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent service to the Funds. Effective February 1, 2012, transfer agent fees are assessed to the applicable Class of each Fund in which they were incurred. Prior to February 1, 2012, transfer agent fees were aggregated by the Fund and allocated based on the daily net assets of each Class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Contract
	Limit	End Date
Large Cap Value Fund – A-Class	1.15%	02/01/14
Large Cap Value Fund – B-Class	1.90%	02/01/14
Large Cap Value Fund – C-Class	1.90%	02/01/14
Large Cap Value Institutional Fund	0.96%	02/01/14

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 28, 2013, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Fees Waived	Expires In
Large Cap Value Fund	$243,289	2015
	204,153	2014
	204,444	2013
	$651,886

Large Cap Value Institutional Fund	$88,487	2015
	75,252	2014
	61,962	2013
	$225,701

For the period ended March 28, 2013, no amounts were recouped by GI.

The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares. Effective August 1, 2007, the Large Cap Value Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended March 28, 2013, GDL retained sales charges of $4,505 relating to sales of A-Class shares of the Fund.

Certain officers and directors of the Trust are also officers of GI, RFS and GDL.

At March 28, 2013, GI and its subsidiaries owned over five percent of the outstanding shares of the Fund, as follows:

Percent of
outstanding
shares owned
Large Cap Value Fund	20%
Large Cap Value Institutional Fund	84%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009–2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 28, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
Large Cap Value Fund	$39,652,595	$12,308,466	$(1,343,939)	$10,964,527
Large Cap Value Institutional Fund	2,879,079	862,692	(76,933)	785,759

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 28, 2013:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Large Cap Value Fund	$50,617,122	$—	$—	$50,617,122
Large Cap Value Institutional Fund	3,664,837	—	—	3,664,837

For the period ended March 28, 2013, there were no transfers between levels.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

5. Securities Transactions

For the period ended March 28, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Large Cap Value Fund	$10,250,134	$10,038,676
Large Cap Value Institutional Fund	836,463	411,801

6. Subsequent Event

Large Cap Value Institutional Fund Liquidation

At a meeting held on April 24, 2013, shareholders of the Large Cap Value Institutional Fund (the “Fund”) approved a Plan of Liquidation whereby the Fund will cease its investment operations, liquidate its assets and make a final distribution to its shareholders of record. As a result, the Fund is anticipated to liquidate on or about June 12, 2013 (the “Liquidation Date”).

The Fund may continue to accept orders to purchase shares of the Fund through the Liquidation Date and will continue to reinvest dividends through the Liquidation Date, although the Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. In light of the impending liquidation of the Fund, investors may want to consider other investment options available to them, including other Guggenheim Funds, which are available to current shareholders of the Fund in accordance with the exchange privilege described in the Prospectus. Investors may continue to redeem shares of the Funds through the Liquidation Date.

On or before the Liquidation Date, all portfolio securities of the Fund will be converted to cash or cash equivalents. As soon as possible after the Liquidation Date, and in any event within 30 days thereafter, the Fund will send to shareholders of record on the Liquidation Date a liquidating distribution, which may be in cash or cash equivalents equal to each record shareholder’s proportionate interest of the net assets of the Fund, and information concerning the sources of the liquidating distribution.

7. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

In April 2013, the FASB issued ASU No. 2013-07, Liquidation Basis of Accounting, to require entities to begin preparing financial statements on a liquidation basis when liquidation is imminent. The guidance is effective prospectively for reporting periods beginning after December 15, 2013. As regulated investment companies fall outside of the scope of this requirement, management has decided on early adoption of this guidance, and as such, will not apply liquidation accounting on any fund liquidations.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on April 24, 2013, the shareholders of the Large Cap Value Institutional Fund voted on whether to approve a Plan of Liquidation. A description of the number of shares voted is as follows:

Shares For	Shares Against	Shares Abstained
256,624	0	0

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors LLC, changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change should not result in any material change to the day-to-day management or operations of the funds.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors

Harry W. Craig, Jr.** (05-11-39) 2004

Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC.

Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	Current: President, Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare

Donald C. Cacciapaglia* (07-01-51) 2012 (President)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the Funds.
**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors, LLC of the accounting and financial reporting functions for the Funds.
***	Each Director oversees 31 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Mark P. Bronzo (11-01-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003–2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012

Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Nikolaos Bonos (05-30-63) Treasurer - 2010

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010

Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust

Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee (06-05-61) Vice-President - 2007 Secretary - 1987

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell (08-24-64) Vice President - 2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

Joseph C. O’Connor (07-15-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

Daniel W. Portanova (10-02-60) Vice President – 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

James P. Schier (12-28-57) Vice President - 1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

David G. Toussaint (10-10-66) Vice President - 2005	Current: Portfolio Manager, Security Investors, LLC Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005–2009)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, fire-walls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Large Cap Value Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 5, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	June 5, 2013

* Print the name and title of each signing officer under his or her signature.